Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties — Weather Conditions

A significant portion of the Company’s business is conducted in the state of Florida. During recent years, there have been several hurricanes that impacted our marketing, sales and installation activities. Future hurricane storms can have an adverse impact of our sales installations.

Workmanship and Warranties

The Company typically warrants solar energy systems sold to customers for periods of one to ten years against defects in design and workmanship, and that installations will remain watertight.

The manufacturers’ warranties on the solar energy system components, which are typically passed through to the customers, typically have product warranty periods of 10 to 20 years and a limited performance warranty period of 25 years. As of June 30, 2024 and 2023, the Company did not record a warranty reserve as the historical costs incurred that the Company is required to pay have not been significant or indicative of the Company performing warranty work in the future. The Company, at its discretion, may provide certain reimbursements to customers if certain solar equipment is not operating as intended during future periods.

Litigation

In the normal course of business, the Company may become involved in various lawsuits and legal proceedings. While the ultimate results of these matters cannot be predicted with certainty, management does not expect them to have a material adverse effect on the financial position or results of operations of the Company.

Vendor Lien

To secure a line of credit with one of the Company’s primary supply vendor’s, the vendor filed a lien against the Company’s assets.

Note 6 — Commitments & Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and expected shareholder rights agreement signed at the closing of our Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. However, the registration and expected shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, and (ii) in the case of the private placement warrants and the respective Class A ordinary shares issuable upon exercise of the private placement warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Working Capital Loans and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and expected shareholder rights agreement signed at the closing of our Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company’s register such securities.

In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of its initial Business Combination. However, the registration and expected shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period, which occurs (i) in the case of the Founder Shares, as described in the following paragraph, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Except as described herein, the Sponsor and its directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company complete a liquidation, merger, share exchange or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor and its directors and executive officers with respect to any founder shares. Any permitted transferees will be subject to the same restrictions and other agreements of the Sponsor with respect to any Founder Shares. The Company refers to such transfer restrictions throughout the Public Offering as the lock-up.

In addition, pursuant to the registration and expected shareholder rights agreement, the Sponsor, upon and following consummation of an initial Business Combination, will be entitled to nominate three individuals for election to the board of directors, as long as the Sponsor holds any securities covered by the registration and expected shareholder rights agreement.

Underwriting Agreement

The underwriters were entitled to a deferred underwriters fee of 3.5% of the gross proceeds of the Public Offering upon the completion of the Company’s initial Business Combination. In April 2023, the underwriters waived any right to receive the deferred underwriters fee and will therefore receive no additional underwriters fee in connection with the Closing. As a result, the Company recognized $425,040 of other income on the statement of operations and

$9,234,960 was recorded to accumulated deficit on the statements of changes in redeemable ordinary shares and shareholders’ deficit in relation to the reduction of the deferred underwriters fee. As of December 31, 2023 and 2022, the deferred underwriters fee is $0 and $9,660,000, respectively.

To account for the waiver of the deferred underwriters fee, the Company analogized to the SEC staff’s guidance on accounting for reducing a liability for “trailing fees”. Upon the waiver of the deferred underwriters fee, the Company reduced the deferred underwriters fee to $0 and reversed the previously recorded cost of issuing the instruments in the IPO, which included recognizing a contra-expense of $425,040, which is the amount previously allocated to liability classified warrants and expensed upon the IPO, and reduced the accumulated deficit and increased income available to Class B ordinary shares by $9,234,960, which was previously allocated to the Class A ordinary shares subject to redemption and accretion recognized at the IPO date. Additionally, as the amount is a component of accretion of Class A ordinary shares subject to possible redemption, the Company treated it in the same manner as a dividend paid to the shareholder in the calculation of the net (loss) income per ordinary share.

Business Combination

On April 19, 2023, the Company entered into a Business Combination Agreement, by and among the Company, ESGEN OpCo, LLC, a Delaware limited liability company and wholly-owned subsidiary of ESGEN (“OpCo”), Sunergy Renewables, LLC, a Nevada limited liability company (“Sunergy”), the Sunergy equity holders set forth on the signature pages thereto (collectively, “Sellers” and each, a “Seller”, and collectively with Sunergy, the “Sunergy Parties”), for limited purposes, the Sponsor, and for limited purposes, Timothy Bridgewater, an individual, in his capacity as the Sellers Representative (the “Business Combination Agreement”). The Company consummated the Business Combination on March 13, 2024 (see Note 10 — Subsequent Events)